Schedule I - Summary of Investments - Other Than Investments in Related Parties	12 Months Ended
Dec. 31, 2022
Schedule I - Summary of Investments - Other Than Investments in Related Parties
Schedule I - Summary of Investments - Other Than Investments in Related Parties

Schedule I — Summary of Investments — Other Than Investments in Related Parties

December 31, 2022

			Amount as
			shown in the
			consolidated
			statement of
		Fair	financial
Type of Investment	Cost	value	position
	(in millions)
Fixed maturities, available-for-sale:
U.S Treasury securities and obligations of U.S government corporations and agencies	$1,964.6	$1,715.9	$1,715.9
States, municipalities and political subdivisions	7,280.1	6,168.3	6,168.3
Foreign governments	565.3	520.4	520.4
Public utilities	4,637.7	3,983.8	3,983.8
Redeemable preferred stock	157.5	128.1	128.1
All other corporate bonds	32,700.2	29,072.9	29,072.9
Residential mortgage-backed securities	2,362.1	2,170.9	2,170.9
Commercial mortgage-backed securities	5,529.7	4,827.5	4,827.5
Collateralized debt obligations	4,698.9	4,560.2	4,560.2
Other debt obligations	7,207.8	6,483.3	6,483.3
Total fixed maturities, available-for-sale	67,103.9	59,631.3	59,631.3
Fixed maturities, trading	634.0	634.0	634.0
Equity securities:
Banks, trust and insurance companies	38.2	38.2	38.2
Non-redeemable preferred stock	14.9	14.9	14.9
Total equity securities	53.1	53.1	53.1
Mortgage loans	19,722.4	XXXX	19,722.4
Real estate, net:
Other real estate	2,237.4	XXXX	2,237.4
Policy loans	770.2	XXXX	770.2
Other investments	3,261.3	XXXX	3,261.3
Total investments	$93,782.3	XXXX	$86,309.7